Restricted Investments - Disclosure of Environmental Trust Funds (Details) - Investments held by environmental trust funds - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of financial assets [line items]
Total environmental trust funds	$ 235	$ 200	$ 167
Held-to-maturity financial assets
Disclosure of financial assets [line items]
Total environmental trust funds	169	137
Cash and cash equivalents (loans and receivables)
Disclosure of financial assets [line items]
Total environmental trust funds	2	2
Fair value through profit or loss financial assets
Disclosure of financial assets [line items]
Total environmental trust funds	$ 64	$ 61